Fair values of financial instruments	12 Months Ended
Dec. 31, 2011
Fair values of financial instruments

23. Fair values of financial instruments

The Company measures the fair value of certain assets, liabilities and noncontrolling interests subject to put provisions (temporary equity) based upon certain valuation techniques that include observable or unobservable inputs and assumptions that market participants would use in pricing these assets, liabilities, temporary equity and commitments. The Company also has classified certain assets, liabilities and temporary equity that are measured at fair value into the appropriate fair value hierarchy levels as defined by FASB.

The following tables summarize the Company’s assets, liabilities and temporary equity measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	December 31, 2011
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Available for sale securities	$15,535	$15,535	$—	$—

Interest rate cap agreements	$1,381	$—	$1,381	$—

Liabilities
Interest rate swap agreements	$23,145	$—	$23,145	$—

Temporary equity
Noncontrolling interests subject to put provisions	$478,216	$—	$—	$478,216

	December 31, 2010
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Available for sale securities	$10,048	$10,048	$—	$—

Temporary equity
Noncontrolling interests subject to put provisions	$383,052	$—	$—	$383,052

The available for sale securities represent investments in various open-ended registered investment companies, or mutual funds, and are recorded at fair value based upon quoted prices reported by each mutual fund. The available for sale securities also include the fair value of NxStage common stock based upon quoted market prices as reported by NASDAQ. See Note 9 to the consolidated financial statements for further discussion.

The interest rate swap and cap agreements are recorded at fair value based upon valuation models utilizing the income approach and commonly accepted valuation techniques that use inputs from closing prices for similar assets and liabilities in active markets as well as other relevant observable market inputs at quoted intervals such as current interest rates, forward yield curves, implied volatility and credit default swap pricing. The Company does not believe the ultimate amount that could be realized upon settlement of these interest rate swap and cap agreements would be materially different than the fair values as currently reported. See Note 13 to the consolidated financial statements for further discussion.

See Note 22 to the consolidated financial statements for a discussion of the Company’s methodology for estimating the fair value of noncontrolling interests subject to put obligations.

Other financial instruments consist primarily of cash, accounts receivable, accounts payable, other accrued liabilities and debt. The balances of the non-debt financial instruments are presented in the consolidated financial statements at December 31, 2011 and 2010 at their approximate fair values due to the short-term nature of their settlements. The carrying balance of the Company’s Senior Secured Credit Facilities totaled $2,874,158 as of December 31, 2011, and the fair value was $2,860,465 based upon quoted market prices. The fair value of the Company’s senior notes was approximately $1,565,500 at December 31, 2011 based upon quoted market prices, as compared to the carrying amount of $1,550,000.